Inventories - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Audiovisual rights	€ 1,131	€ 1,214
Mobile terminals and other equipments	584	507
Other inventories	71	41
Inventories impairment provision	(37)	(44)
Inventories	€ 1,749	€ 1,718